EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Retirement Benefits [Abstract]
Pension contributions	$ 441,512	$ 424,401
Employer contributions	$ 64,771	$ 59,434
Minimum contribution rate	9.10%